Drilling units (Details) $ in Millions					1 Months Ended	2 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended
	Jun. 30, 2023 USD ($) rig	Jun. 26, 2023 rig	Jul. 01, 2022 USD ($) rig	Feb. 23, 2022 USD ($)	Mar. 31, 2022 USD ($)	Feb. 22, 2022 USD ($)	Jun. 30, 2023 USD ($) rig	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) rig	May 19, 2023 rig
Property, Plant and Equipment [Line Items]
Aquadrill acquisition							$ 1,255
Depreciation						$ (17)				$ (52)	$ (73)
Classified as held for sale, cost							276
Classified as held for sale, accumulated depreciation							56
Classified as held for sale, net book value							$ (220)
Number of tender rigs acquired through acquisition | rig	3						3				3	3
Number of benign environment jack-up rigs | rig	3	3	3
Drilling units
Property, Plant and Equipment [Line Items]
Opening balance, cost			$ 1,627			2,241	$ 1,781	$ 1,761	$ 1,591		$ 1,761
Opening balance, accumulated depreciation			(40)			(810)	(123)	(93)	(12)		(93)
Opening balance, net book value			$ 1,587			1,431	1,658	1,668	1,579		1,668
Additions					$ 16	20		21	60
Additions							37
Depreciation					(12)	(17)	(52)	(31)	(28)
Disposals, cost						(23)		(1)	(24)
Disposals, accumulated depreciation						23		1	0
Disposals, net book value						0		0	(24)
Derecognitions, cost				$ (211)
Derecognitions, accumulated depreciation				36
Derecognitions net				175
Closing balance, cost	$ 2,797			1,575	1,591		2,797	1,781	1,627	1,627	2,797
Closing balance, accumulated depreciation	(119)			0	(12)		(119)	(123)	(40)	(40)	(119)
Closing balance, net book value	$ 2,678			1,575	1,579		$ 2,678	$ 1,658	$ 1,587	1,587	$ 2,678
Drilling units | Reorganization, chapter 11, predecessor, before adjustment
Property, Plant and Equipment [Line Items]
Opening balance, cost				2,238	2,238					2,238
Opening balance, accumulated depreciation				(804)	(804)					(804)
Opening balance, net book value				1,434	1,434					1,434
Closing balance, cost						2,238
Closing balance, accumulated depreciation						(804)
Closing balance, net book value						1,434
Drilling units | Reorganization, chapter 11, fresh-start adjustment
Property, Plant and Equipment [Line Items]
Opening balance, cost				452	452					452
Opening balance, accumulated depreciation				(768)	(768)					(768)
Opening balance, net book value				$ (316)	$ (316)					$ (316)
Closing balance, cost						452
Closing balance, accumulated depreciation						(768)
Closing balance, net book value						$ (316)